Cover	Feb. 18, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2021
Entity Registrant Name	Independence Contract Drilling, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36590
Entity Tax Identification Number	37-1653648
Entity Address, Address Line One	20475 State Highway 249
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	(281)
Local Phone Number	598-1230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ICD
Security Exchange Name	NYSE
Entity Central Index Key	0001537028
Amendment Flag	false